INVESTMENT IN PREMIUM NICKEL RESOURCES INC (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENT

Details of the Company’s investment at December 31, 2021 is as follows:

Investment
Balance, December 31, 2020	48
Reallocation of advance	50
Investment	392
Share of loss of Premium Nickel	(169)

Total	321